Credit Facilities (Narrative) (Details)		3 Months Ended	6 Months Ended
	Mar. 13, 2019 USD ($) property	Jun. 30, 2020 property	Jun. 30, 2020 property	Jun. 30, 2020 USD ($)	Jun. 30, 2020	Jun. 30, 2020 encumbered_property	Dec. 31, 2019 USD ($)	Nov. 01, 2019 USD ($) instrument	Apr. 15, 2019	Oct. 31, 2016 instrument
Line of Credit Facility [Line Items]
Total real estate investments, at cost				$ 2,626,370,000			$ 2,481,067,000
Line of credit facility, current borrowing capacity base percent			55.00%
Number of properties		200	200			103
Effective interest rate					2.96%		4.14%
Outstanding balance				700,824,000			$ 605,269,000
Notional amount								$ 88,700,000
Unencumbered Properties
Line of Credit Facility [Line Items]
Total real estate investments, at cost				287,700,000
Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 630,000,000.0
Unused borrowing capacity				37,400,000
Credit Facility
Line of Credit Facility [Line Items]
Outstanding balance				341,502,000			245,947,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property	65
Minimum | Secured Debt
Line of Credit Facility [Line Items]
Line of credit, increase	$ 370,000,000.0
Maximum | Secured Debt
Line of Credit Facility [Line Items]
Line of credit, increase	1,000,000,000.0
Fannie Mae Master Credit Facilities
Line of Credit Facility [Line Items]
Total real estate investments, at cost				600,000,000
Fannie Mae Master Credit Facilities | Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property		22	22
Outstanding balance				359,322,000			$ 359,322,000
New Credit Facilities
Line of Credit Facility [Line Items]
Total real estate investments, at cost				1,400,000,000
Long-term debt, covenant requirements, distribution in excess of modified funds from operations, percent		115.00%	95.00%
Long-term debt, covenant requirements, amount				50,000,000.0
Mortgages
Line of Credit Facility [Line Items]
Total real estate investments, at cost				900,000,000
Effective interest rate					3.94%		3.90%
Long-term debt				541,950,000			$ 528,284,000
Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 480,000,000.0
Number of properties | property		81	81
Effective interest rate					2.26%		4.08%
Outstanding balance				195,618,000			$ 100,618,000
Credit Facility | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate, base rate calculation	1.00%
Credit Facility | Revolving Credit Facility | Federal Funds Effective Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.50%
Credit Facility | Minimum | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.60%
Credit Facility | Minimum | Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.35%
Credit Facility | Maximum | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.20%
Credit Facility | Maximum | Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.95%
Term Loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 150,000,000.0
Line of credit facility, extension period	1 year
Effective interest rate					4.30%
Long-term debt				150,000,000.0
Term Loan | Credit Facility
Line of Credit Facility [Line Items]
Effective interest rate							4.05%
Outstanding balance				$ 150,000,000			$ 150,000,000
Term Loan | Minimum | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.55%
Term Loan | Minimum | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.30%
Term Loan | Maximum | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.15%
Term Loan | Maximum | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.90%
Term Loan | New Credit Facilities
Line of Credit Facility [Line Items]
Weighted average rate									2.30%
Interest rate caps | Fannie Credit Facility
Line of Credit Facility [Line Items]
Number of instruments | instrument								2		2
Interest rate cap										3.50%